Structured entities (Tables)	12 Months Ended
Dec. 31, 2020
Structured entities
Schedule of RBS's interest in unconsolidated structured entities

	2020			2019
	Asset backed	Investment		Asset backed	Investment
	securitisation	funds		securitisation	funds
	vehicles	and other	Total	vehicles	and other	Total
	£m	£m	£m	£m	£m	£m
Trading assets and derivatives
Trading assets	319	46	365	760	52	812
Derivative assets	441	16	457	196	24	220
Derivative liabilities	(319)	(21)	(340)	(154)	(4)	(158)
Total	441	41	482	802	72	874

Non trading assets
Loans to customers	1,400	497	1,897	1,544	636	2,180
Other financial assets	3,892	170	4,062	5,373	107	5,480
Total	5,292	667	5,959	6,917	743	7,660

Liquidity facilities/loan commitments	1,482	204	1,686	1,619	297	1,916

Maximum exposure	7,215	912	8,127	9,338	1,112	10,450